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November 3, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Diversified Income Series, Inc.
       RiverSource Diversified Bond Fund
    Post-Effective Amendment No. 65
    File Nos. 2-51586/811-2503
    Accession Number: 0000950123-09-054852

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Registrant's Post-Effective Amendment No. 65 (Amendment). This Amendment was filed electronically on October 29, 2009.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.